Short-Term Investment	12 Months Ended
Dec. 31, 2020
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 4:- SHORT-TERM INVESTMENT

The Company holds 356,803 shares of Wize Pharma Inc. as of December 31, 2020 and December 31, 2019 which as of such date represents 1.06% and 2.2% percent of Wize Pharma Inc.’s outstanding shares, respectively. The shares are measured at fair value through profit or loss.